Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of Intangible assets
Intangible assets consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Finite-lived intangible asset:
Software	4,164,764	5,796,893	909,659
Less: Accumulated amortization	(2,368,396)	(2,956,852)	(463,995)

Total finite-lived intangible asset	1,796,368	2,840,041	445,664

Indefinite-lived intangible asset:
License*	43,091,503	43,091,503	6,761,998

Total infinite-lived intangible asset	43,091,503	43,091,503	6,761,998

	44,887,871	45,931,544	7,207,662

Schedule of finite-lived intangible assets, future amortization expense
The estimated useful life of the intangible assets are
6-10
years. The estimated aggregate amortization expenses for each of the five succeeding fiscal years are as follows:

	As of December 31,
	2022	2023	2024	2025	2026
	RMB	RMB	RMB	RMB	RMB
Software	638,471	335,489	329,697	328,671	270,141

	US$	US$	US$	US$	US$
Software	100,190	52,646	51,737	51,576	42,391